Class ABCS | DWS Money Market Prime Series

DWS Money Market Prime Series

Investment Objective

The fund seeks maximum current income to the extent consistent with stability of principal.

Fees and Expenses of the Fund

These are the fees and expenses you may pay when you buy and hold shares.

SHAREHOLDER FEES (paid directly from your investment)

Shareholder Fees Class ABCS DWS Money Market Prime Series	DWS Cash Investment Trust Class A	DWS Cash Investment Trust Class B	DWS Cash Investment Trust Class C	DWS Cash Investment Trust Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)

Annual Fund Operating Expenses Class ABCS DWS Money Market Prime Series	DWS Cash Investment Trust Class A	DWS Cash Investment Trust Class B	DWS Cash Investment Trust Class C	DWS Cash Investment Trust Class S
Management fee	0.19%	0.19%	0.19%	0.19%
Distribution/service (12b-1) fees	0.25%	1.00%	1.00%	none
Other expenses	0.39%	0.39%	0.34%	0.32%
Total annual fund operating expenses	0.83%	1.58%	1.53%	0.51%

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Class ABCS DWS Money Market Prime Series (USD $)	DWS Cash Investment Trust Class A	DWS Cash Investment Trust Class B	DWS Cash Investment Trust Class C	DWS Cash Investment Trust Class S
1 Year	85	561	256	52
3 Years	265	799	483	164
5 Years	460	1,060	834	285
10 Years	1,025	1,492	1,824	640

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Class ABCS DWS Money Market Prime Series (USD $)	DWS Cash Investment Trust Class A	DWS Cash Investment Trust Class B	DWS Cash Investment Trust Class C	DWS Cash Investment Trust Class S
1 Year	85	161	156	52
3 Years	265	499	483	164
5 Years	460	860	834	285
10 Years	1,025	1,492	1,824	640

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.

Principal Investment Strategy

The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money fund may invest.

The fund invests in high quality, short-term, US dollar denominated money market instruments, including obligations of US and foreign banks, corporate obligations, US government securities, repurchase agreements and asset backed securities, paying a fixed, variable or floating interest rate.

Under normal market conditions, the fund will invest more than 25% of its total assets in the obligations of banks and other financial institutions that satisfy the fund's eligibility requirements.

The fund may invest up to 10% of its total assets in other money market mutual funds.

Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Main Risks

There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.

Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed, and if it falls below $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the $1.00 share price. The share price could fall below $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below $1.00, as could periods of high redemption pressures and/or illiquid markets.

Interest rate risk. Rising interest rates could cause the value of the fund's investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. Over time, the total return of a money market fund may not keep pace with inflation, which would result in a net loss of purchasing power for long-term investors.

Credit risk. The fund's performance could be hurt if an issuer of a money market instrument suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.

Security selection risk. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.

Repurchase agreement risk. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments, which could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting banks or financial institutions will have a significant impact on the fund's performance.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Foreign investment risk. Foreign investments include certain special risks, such as unfavorable political and legal developments, limited financial information, regulatory risk and economic and financial instability.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

For all share classes, historical performance prior to class inception is based on the performance of the fund's original share class, DWS Money Market Fund shares, adjusted to reflect the higher expenses and applicable sales charges of the relevant share class. DWS Money Market Fund shares are offered in a separate prospectus.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)

Returns for other classes were different and are not shown here.

Best Quarter: 1.24%, Q1 2001	Worst Quarter: 0.00%, Q1 2010
Year-to-Date as of 9/30/11: 0.01%

Average Annual Total Returns (for periods ended 12/31/2010 expressed as a %)

Average Annual Total Returns Class ABCS DWS Money Market Prime Series	Class Inception	1 Year	5 Years	10 Years
DWS Cash Investment Trust Class A	Mar. 12, 2007	0.02%	2.22%	1.86%
DWS Cash Investment Trust Class B	Mar. 12, 2007	0.02%	1.66%	1.07%
DWS Cash Investment Trust Class C	Mar. 12, 2007	0.02%	1.79%	1.34%
DWS Cash Investment Trust Class S	Mar. 12, 2007	0.02%	2.45%	2.12%

Total return for 2001 includes the effect of a voluntary capital contribution from the Advisor. Without this contribution, the total returns would have been lower. In addition, total returns would have been lower if operating expenses hadn't been reduced.